Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2021
Construction in progress [abstract]
Construction in progress

	2020	2021
	RMB’000	RMB’000
As at 1 January	1,815,549	1,710,124

Additions	1,444,888	3,270,695
Transferred to property plant and equipment (note 16)	(1,550,313)	(1,699,974)
Transferred from property plant and equipment (note 16)	—	12,332

As at 31 December	1,710,124	3,293,177